Innovator Equity Managed 10 Buffer ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 95.7%	Shares	Value
Aerospace/Defense - 2.1%
Curtiss-Wright Corp.	54	$ 39,096
FTAI Aviation Ltd.	176	36,256
General Electric Co.	1,054	379,514
HEICO Corp.	204	72,697
HEICO Corp. - Class A	152	39,106
Rocket Lab Corp. (a)	502	32,605
RTX Corp.	1,512	325,413
		924,687

Agriculture - 0.6%
Philip Morris International, Inc.	1,462	278,979

Airlines - 0.4%
Delta Air Lines, Inc.	1,938	169,459

Auto Manufacturers - 1.6%
Rivian Automotive, Inc. - Class A (a)	1,632	24,839
Tesla, Inc. (a)	2,292	713,293
		738,132

Banks - 5.3%
Bank of America Corp.	6,392	395,984
Citigroup, Inc.	2,176	288,211
JPMorgan Chase & Co.	2,244	789,417
Morgan Stanley	850	178,857
Northern Trust Corp.	823	149,942
Regions Financial Corp.	4,046	125,224
State Street Corp.	986	181,582
Wells Fargo & Co.	3,264	282,173
		2,391,390

Beverages - 1.3%
Coca-Cola Co.	4,012	351,411
PepsiCo, Inc.	1,564	218,272
		569,683

Biotechnology - 1.5%
Alnylam Pharmaceuticals, Inc. (a)	170	34,938
Amgen, Inc.	612	235,718
Gilead Sciences, Inc.	1,530	199,221
Illumina, Inc. (a)	340	69,734
Insmed, Inc. (a)	206	20,312
Royalty Pharma PLC - Class A	1,666	97,344
United Therapeutics Corp. (a)	36	18,638
		675,905

Building Materials - 0.4%
Amrize Ltd.	457	22,352
Carlisle Cos., Inc.	272	97,898
Lennox International, Inc.	170	70,700

		190,950

Chemicals - 0.7%
Air Products and Chemicals, Inc.	350	103,212
LyondellBasell Industries NV - Class A	1,242	77,103
PPG Industries, Inc.	1,073	118,588
		298,903

Commercial Services - 0.2%
Affirm Holdings, Inc. (a)	272	19,451
Rollins, Inc.	1,360	51,639
Toast, Inc. - Class A (a)	680	21,944
		93,034

Computers - 8.6%
Apple, Inc.	10,069	3,110,415
Everpure, Inc. - Class A (a)	816	62,971
International Business Machines Corp.	918	205,310
Lumentum Holdings, Inc. (a)	85	60,685
NetApp, Inc.	1,071	191,173
Okta, Inc. (a)	204	28,954
Sandisk Corp. (a)	111	134,846
Zscaler, Inc. (a)	354	53,525
		3,847,879

Cosmetics/Personal Care - 0.7%
Procter & Gamble Co.	2,278	329,148

Distribution/Wholesale - 0.1%
Watsco, Inc.	204	63,097

Diversified Financial Services - 3.4%
AerCap Holdings NV	143	21,579
American Express Co.	612	205,785
Circle Internet Group, Inc. (a)	816	51,090
LPL Financial Holdings, Inc.	136	48,103
Mastercard, Inc. - Class A	748	428,679
Rocket Cos., Inc. - Class A (a)	2,451	31,618
SoFi Technologies, Inc. (a)	1,700	27,727
Synchrony Financial	1,666	126,266
TPG, Inc.	481	21,000
Tradeweb Markets, Inc. - Class A	233	23,417
Visa, Inc. - Class A	1,496	547,730
		1,532,994

Electric - 1.9%
Alliant Energy Corp.	1,472	104,188
CenterPoint Energy, Inc.	2,856	120,066
CMS Energy Corp.	1,613	116,120
DTE Energy Co.	868	123,143
Evergy, Inc.	1,444	119,867
FirstEnergy Corp.	2,672	129,084
PPL Corp.	3,348	117,883
		830,351

Electronics - 1.3%
Amphenol Corp. - Class A	1,428	229,480

Coherent Corp. (a)	254	66,774
Flex Ltd. (a)	1,396	158,795
Fortive Corp.	1,530	90,591
Woodward, Inc.	121	43,651
		589,291

Engineering & Construction - 0.3%
EMCOR Group, Inc.	136	108,450
MasTec, Inc. (a)	87	22,890
		131,340

Entertainment - 0.4%
DraftKings, Inc. - Class A (a)	1,428	33,529
Flutter Entertainment PLC (a)	1,110	115,962
Warner Music Group Corp. - Class A	755	19,600
		169,091

Environmental Control - 0.3%
Republic Services, Inc.	578	121,698

Food - 0.2%
General Mills, Inc.	2,383	85,192

Gas - 0.3%
NiSource, Inc.	2,550	113,296

Healthcare-Products - 1.2%
Abbott Laboratories	2,380	251,566
Cooper Cos., Inc. (a)	936	67,691
Intuitive Surgical, Inc. (a)	408	144,159
Medline, Inc. - Class A (a)	510	20,033
Natera, Inc. (a)	204	54,623
		538,072

Healthcare-Services - 1.4%
Labcorp Holdings, Inc.	408	126,154
Quest Diagnostics, Inc.	544	126,757
UnitedHealth Group, Inc.	952	394,509
		647,420

Home Builders - 0.2%
PulteGroup, Inc.	850	107,500

Insurance - 3.0%
American International Group, Inc.	1,666	130,914
Berkshire Hathaway, Inc. - Class B (a)	1,156	591,340
Brown & Brown, Inc.	1,700	119,680
Markel Group, Inc. (a)	34	64,000
MetLife, Inc.	1,700	163,421
W R Berkley Corp.	1,666	120,852
Willis Towers Watson PLC	408	137,055
		1,327,262

Internet - 13.3%
Airbnb, Inc. - Class A (a)	1,030	156,066
Alphabet, Inc. - Class A	4,064	1,447,312

Alphabet, Inc. - Class C	3,488	1,243,995
Amazon.com, Inc. (a)	6,770	1,838,597
Coupang, Inc. (a)	2,244	36,689
MercadoLibre, Inc. (a)	51	95,775
Meta Platforms, Inc. - Class A	1,428	794,982
Netflix, Inc. (a)	3,022	216,708
Reddit, Inc. - Class A (a)	173	24,336
Spotify Technology SA (a)	170	84,990
		5,939,450

Iron/Steel - 0.2%
Reliance, Inc.	238	96,652

Leisure Time - 0.4%
Amer Sports, Inc. (a)	952	33,805
Viking Holdings Ltd. (a)	1,428	149,012
		182,817

Machinery-Construction & Mining - 1.7%
Bloom Energy Corp. - Class A (a)	288	59,273
Caterpillar, Inc.	442	360,146
GE Vernova, Inc.	238	235,689
Vertiv Holdings Co. - Class A	476	114,988
		770,096

Machinery-Diversified - 0.8%
Dover Corp.	510	104,356
Otis Worldwide Corp.	1,394	100,298
Westinghouse Air Brake Technologies Corp.	510	148,339
		352,993

Media - 0.5%
Walt Disney Co.	2,210	212,580

Mining - 0.4%
Anglogold Ashanti PLC	844	66,946
Royal Gold, Inc.	258	51,174
Southern Copper Corp.	308	56,288
		174,408

Miscellaneous Manufacturing - 0.0% (b)
Fabrinet (a)	20	8,708

Oil & Gas - 2.6%
Chevron Corp.	1,870	368,072
Devon Energy Corp.	2,686	121,219
ExxonMobil Holdings Corp.	3,607	560,672
Occidental Petroleum Corp.	2,312	131,946
		1,181,909

Oil & Gas Services - 0.3%
Halliburton Co.	3,604	116,229

Packaging & Containers - 0.3%
Packaging Corp. of America	476	117,020

Pharmaceuticals - 4.4%
AbbVie, Inc.	1,511	379,170
Eli Lilly & Co.	612	703,090
Johnson & Johnson	2,108	540,386
Merck & Co., Inc.	2,584	336,437
		1,959,083

Pipelines - 0.3%
Cheniere Energy, Inc.	526	138,638
Venture Global, Inc. - Class A	923	12,350
		150,988

Private Equity - 0.1%
Carlyle Group, Inc.	816	37,552

Retail - 4.1%
Costco Wholesale Corp.	408	388,371
Darden Restaurants, Inc.	544	110,748
Ferguson Enterprises, Inc.	510	119,508
Home Depot, Inc.	1,000	331,960
McDonald's Corp.	782	211,640
TJX Cos., Inc.	1,428	224,682
Walmart, Inc.	3,791	421,559
Williams-Sonoma, Inc.	206	47,104
		1,855,572

Semiconductors - 16.5%
Advanced Micro Devices, Inc. (a)	1,224	582,808
Applied Materials, Inc.	612	310,694
Astera Labs, Inc. (a)	136	42,327
Broadcom, Inc.	3,171	1,234,407
Credo Technology Group Holding Ltd. (a)	182	37,672
Entegris, Inc.	136	16,191
GLOBALFOUNDRIES, Inc.	340	16,997
Intel Corp. (a)	3,552	320,390
KLA Corp.	1,360	248,635
Lam Research Corp.	956	280,127
Marvell Technology, Inc.	952	178,557
Micron Technology, Inc.	787	647,725
NVIDIA Corp.	16,085	3,229,064
Texas Instruments, Inc.	952	262,504
		7,408,098
Software - 9.9%
Atlassian Corp. - Class A (a)	510	51,518
Broadridge Financial Solutions, Inc.	602	92,678
Cloudflare, Inc. - Class A (a)	306	85,368
CoreWeave, Inc. - Class A (a)	222	15,933
Fiserv, Inc. (a)	2,629	141,808
Intuit, Inc.	602	190,274
IonQ, Inc. (a)	408	14,868
Microsoft Corp.	5,353	2,487,646
MongoDB, Inc. (a)	73	24,636
Oracle Corp.	1,845	239,610
Palantir Technologies, Inc. - Class A (a)	1,306	160,716
Paychex, Inc.	1,292	150,957
ROBLOX Corp. - Class A (a)	698	24,849
Salesforce, Inc.	1,322	243,275
Samsara, Inc. - Class A (a)	1,292	48,153

Snowflake, Inc. (a)		254		74,493
SS&C Technologies Holdings, Inc.		748		57,633
Veeva Systems, Inc. - Class A (a)		306		62,357
Workday, Inc. - Class A (a)		1,089		174,610
Zoom Communications, Inc. - Class A (a)		1,020		97,991
				4,439,373

Telecommunications - 1.6%
AST SpaceMobile, Inc. (a)		276		16,279
Cisco Systems, Inc.		4,080		473,239
Verizon Communications, Inc.		5,085		238,029
				727,547

Transportation - 0.9%
Expeditors International of Washington, Inc.		782		131,290
JB Hunt Transport Services, Inc.		461		125,277
Old Dominion Freight Line, Inc.		646		137,042
				393,609
TOTAL COMMON STOCKS (Cost $40,072,286)				42,889,437

PURCHASED OPTIONS - 2.2% (a)	Notional Amount	Contracts		Value
Put Options - 2.2%
State Street SPDR S&P 500 ETF Trust (c)(d)(e)
Expiration: 09/30/2026; Exercise Price: $680.00	10,906,638	146		57,717
Expiration: 12/31/2026; Exercise Price: $680.00	10,906,638	146		167,533
Expiration: 03/31/2027; Exercise Price: $649.00	10,906,638	146		193,662
Expiration: 06/30/2027; Exercise Price: $747.00	10,906,638	146		561,532
TOTAL PURCHASED OPTIONS (Cost $1,908,402)				980,444

REAL ESTATE INVESTMENT TRUSTS - 1.8%		Shares		Value
REITS - 1.8%
AvalonBay Communities, Inc.		680		126,215
Crown Castle, Inc.		1,428		108,956
Equity Residential		1,836		122,002
Invitation Homes, Inc.		4,182		124,289
Mid-America Apartment Communities, Inc.		816		107,990
SBA Communications Corp.		562		101,711
Sun Communities, Inc.		850		104,958
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $799,404)				796,121

RIGHTS - 0.0% (b)		Shares		Value
Diversified Financial Services - 0.0% (b)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00 (a)		616		6
TOTAL RIGHTS (Cost $0)				6

TOTAL INVESTMENTS - 99.7% (Cost $42,780,092)				44,666,008
Money Market Deposit Account - 1.8% (f)				806,199
Liabilities in Excess of Other Assets - (1.5)%			(0.01454)	(651,648)
TOTAL NET ASSETS - 100.0%				$ 44,820,559

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2026 was 3.45%.

Innovator Equity Managed 10 Buffer ETF
Schedule of Written Options
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (1.4)%	Notional Amount	Contracts	Value
Call Options - (0.2)%
S&P 500 Index (a)(b)
Expiration: 08/03/2026; Exercise Price: $7,615.00	$ (14,230,468)	(19)	$ (143)
Expiration: 08/07/2026; Exercise Price: $7,570.00	(14,230,468)	(19)	(28,120)
Expiration: 08/12/2026; Exercise Price: $7,540.00	(14,979,440)	(20)	(87,300)
Total Call Options			(115,563)

Put Options - (1.2)%
State Street SPDR S&P 500 ETF Trust (a)(b)
Expiration: 09/30/2026; Exercise Price: $615.00	(10,906,638)	(146)	(21,643)
Expiration: 12/31/2026; Exercise Price: $615.00	(10,906,638)	(146)	(83,953)
Expiration: 03/31/2027; Exercise Price: $584.00	(10,906,638)	(146)	(110,379)
Expiration: 06/30/2027; Exercise Price: $672.00	(10,906,638)	(146)	(313,618)
Total Put Options			(529,593)
TOTAL WRITTEN OPTIONS (Premiums received $1,178,343)			$ (645,156)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Innovator Equity Managed 10 Buffer ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 42,889,437	$ –	$ –	$ 42,889,437
Purchased Options	–	980,444	–	980,444
Real Estate Investment Trusts	796,121	–	–	796,121
Rights	–	–	6	6
Total Investments	$ 43,685,558	$ 980,444	$ 6	$ 44,666,008

Liabilities:
Investments:
Written Options	$ (115,563)	$ (529,593)	$ –	$ (645,156)
Total Investments	$ (115,563)	$ (529,593)	$ –	$ (645,156)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings as of July 31, 2026
(% of Net Assets)
Common Stocks	$ 42,889,437	95.7%
Purchased Options	980,444	2.2
Real Estate Investment Trusts	796,121	1.8
Rights	6	0.0 (a)
Written Options	(645,156)	(1.4)
Money Market Deposit Account	806,199	1.8
Liabilities in Excess of Other Assets	(6,492)	(0.1)(a)
	$ 44,820,559	100.0%

(a)	Represents less than 0.05% of net assets.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of October 31, 2025	$ 0
Ending balance as of July 31, 2026	$ 6
$0
Change in unrealized appreciation/depreciation still held as of July 31, 2026	$ 6
0